Condensed Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenue	$ 15,315,361	$ 12,562,180	$ 14,636,763	$ 20,191,935	$ 9,415,119
Cost of sales	6,792,995	6,327,732	12,361,612	13,910,570	10,535,322
Gross Profit/Loss	8,522,366	6,234,448	2,275,151	6,281,365	(1,120,203)
Selling and administrative expenses	16,078,689	4,981,094	15,553,783	8,827,619	26,363,795
Operating Loss	(7,556,323)	1,253,354	(13,278,632)	(2,546,254)	(27,483,998)
Finance income	558,890	193,076	134,124	4,233,034	4,116,259
Finance costs	2,083,599	885,210	3,226,024	1,120,831	1,996,436
Other income	17,477	18,851	198,778	5,199,803	589,255
Other expenses	227,236	107,739	57,952,751	15,169,616	39,211,769
Profit(Loss) before tax	(9,290,791)	472,332	(74,124,505)	(9,403,864)	(63,986,689)
Corporate income tax benefit	0	20,081	2,861,079	(1,511,696)	(3,599,507)
Net profit(loss) for the year	(9,290,791)	452,251	(76,985,584)	(7,892,168)	(60,387,182)
Owners of the parent	(9,045,767)	920,543	(74,726,799)	(5,892,144)	(60,114,590)
Non-controlling interests	(245,024)	(468,292)	(2,258,785)	(2,000,024)	(272,592)
Other comprehensive income	403,864	(504,367)	(952,555)	11	3,078,430
Items that may not be reclssified to profit and loss	0	0	284,832	(362,544)	(142,167)
Re-evaluation of defined benefit plan			284,832	(362,544)	0
(negative) Changes in retained earnings due to equity method			0	0	(142,167)
Items that may be subsequently reclassified to profit or loss	403,864	(504,367)	(1,237,387)	362,555	3,220,597
Gain (Loss) on valuation of other financial assets			2,688	0	(7,946)
Changes in equity from equity method		(143,800)	0	(360,339)	1,901,262
Exchange difference on translating foreign operations	403,864	(504,367)	(1,240,075)	722,894	1,327,281
Total comprehensive loss	(8,886,927)	(52,116)	(77,938,139)	(7,892,157)	(57,308,752)
Owners of the parent	(8,439,293)	458,215	(75,623,348)	(5,985,744)	(57,036,160)
Non-controlling interests	$ (447,634)	$ (510,331)	$ (2,314,791)	$ (1,906,413)	$ (272,592)
Earnings per share [abstract]
Basic Earnings Per Share (Loss)	$ (0.31)	$ 0.05	$ (4.05)	$ (0.41)	$ (10.14)
Diluted Earnings Per Share (Loss)	$ (0.31)	$ 0.05	$ (4.05)	$ (0.41)	$ (10.14)